Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 13,441	$ 11,445	$ 11,206
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	13,441	11,445
Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	76	226
Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,244	6,091
Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	836	677
Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,388	3,651
Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	177	163
Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	697	614
Level 1 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	13,441	11,445
Level 1 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	76	226
Level 1 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Level 1 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,244	6,091
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	836	677
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,388	3,651
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	177	163
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	697	614
Level 2 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value